Restricted cash, time deposit and investment - Tabular disclosure (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Restricted cash, time deposit and investment
Restricted cash		¥ 56,265
Restricted time deposit		193,505	¥ 142,411
Total	$ 35,877	249,770	¥ 142,411
Restricted cash		82,207
Restricted time deposit		4,000
Restricted wealth management products		38,200
Total	$ 17,869	¥ 124,407